FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivative assets	$ 104,420	$ 167,733
Fair value of derivative instruments with credit-risk-related contingent features in a liability position	114,741
Reclassification adjustments into Cost of services	(27,865)	92,275	$ 102,676
Gain (loss) recognized in income on derivatives	$ (135,586)	$ (168,625)	$ 15,370